Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	$ 39	$ 1
Interest rate contracts		1
Equity securities	67	71	$ 94
Foreign currency derivative contracts, liabilities at fair value	6	2
Interest rate contracts, liabilities at fair value		2
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	19
Interest rate contracts	20	1
Equity securities	67	71	94
Foreign government debt securities	16	18	18
Total assets	122	90	112
Contingent payments related to acquisitions	445	518	291
Foreign currency derivative contracts, liabilities at fair value	6
Interest rate contracts, liabilities at fair value		2
Total liabilities	451	520	291
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities	67	71	94
Total assets	67	71	94
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts, assets at fair value	19
Interest rate contracts	20	1
Foreign government debt securities	16	18	18
Total assets	55	19	18
Foreign currency derivative contracts, liabilities at fair value	6
Interest rate contracts, liabilities at fair value		2
Total liabilities	6	2
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent payments related to acquisitions	445	518	291
Total liabilities	$ 445	$ 518	$ 291